UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:        February 28, 2019

Date of reporting period:     March 1, 2018 – May 31, 2018

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
May 31, 2018 (Unaudited)

		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	365,000	$1,953,919
General banking services
The Akita Bank, Ltd.	127,800	3,491,225
General banking services
The Bank of Okinawa, Ltd.	49,700	1,935,978
General banking services
The Keiyo Bank, Ltd.	450,000	2,015,728
General banking services
The Musashino Bank, Ltd.	70,400	2,246,946
General banking services
The Taiko Bank, Ltd.	96,500	1,963,374
General banking services
The Yamanashi Chuo Bank, Ltd.	460,000	1,878,587
General banking services
Total Banks (4.0%)		15,485,757

Chemicals
Adeka Corporation	215,300	3,887,362
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	49,800	3,536,203
Plating chemicals
Fujikura Kasei Co., Ltd.	999,300	6,406,476
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	600,200	5,283,217
High-pressured gases and chemicals
Sakata Inx Corporation	652,700	9,209,362
Manufactures printing ink
Sekisui Jushi Corporation	204,200	4,269,192
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	92,900	1,298,823
Manufactures chemical products
Tenma Corporation	353,900	6,194,552
Manufactures synthetic resin products
T&K Toka Co., Ltd.	168,600	1,891,943
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	230,600	3,463,666
Manufactures metalworking fluids
Total Chemicals (11.6%)		45,440,796

Construction
Toenec Corporation	315,900	9,661,217
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	239,200	7,568,506
Operates construction-related businesses
Yondenko Corporation	61,600	1,553,598
Construction of electrical distribution systems
Yurtec Corporation	265,400	2,165,285
Engineering company
Total Construction (5.4%)		20,948,606

Electric Appliances
Kitagawa Industries Co., Ltd.	280,500	3,637,831
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	26,600	1,959,768
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	81,900	3,804,222
Manufactures small motors
Maxell Holdings, Ltd.	77,400	1,275,762
Manufactures media devices, batteries and electrical appliances
Total Electric Appliances (2.7%)		10,677,583

Financing Business
Hitachi Capital Corporation	130,000	3,373,160
General financial services
Ricoh Leasing Company, Ltd.	131,800	4,400,607
Leasing and financial services
Total Financing Business (2.0%)		7,773,767

Food
Japan Meat Co., Ltd.	105,900	2,270,538
Supermarket business and operation of eating-out stores
Kameda Seika Co., Ltd.	92,300	4,991,943
Manufactures confectioneries
Total Food (1.9%)		7,262,481

Information and Communication
NS Solutions Corporation	98,400	2,681,744
System consulting services and software development
OBIC Co., Ltd.	23,700	2,053,477
Computer system integration
Okinawa Cellular Telephone Company	234,900	9,312,169
Telecommunications
Otsuka Corporation	49,900	2,063,102
Computer information system developer
Total Information and Communication (4.1%)		16,110,492

Iron and Steel
Chubu Steel Plate Co., Ltd.	237,800	1,640,453
Manufactures steel-related products
Mory Industries Inc.	40,100	1,237,449
Manufactures steel tubing products
Nichia Steel Works, Ltd.	2,058,600	6,324,249
Manufactures steel-related products
Osaka Steel Co., Ltd.	468,800	9,443,267
Manufactures steel-related products
Total Iron and Steel (4.8%)		18,645,418

Machinery
Hisaka Works, Ltd.	378,200	3,763,911
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	71,000	1,888,631
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	102,400	1,542,781
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	154,700	3,804,891
Manufactures machine tools and motor pumps
Oiles Corporation	494,480	10,574,559
Manufactures bearing equipment
Shibuya Corporation	15,300	514,363
Packing plant business
Star Micronics Co., Ltd.	12,200	205,129
Manufactures machinery and tools, electronic components, and precision parts
Yamashin-Filter Corporation	50,000	568,893
Manufactures filters
Total Machinery (5.9%)		22,863,158

Metal Products
Dainichi Co., Ltd.	246,100	1,828,999
Manufactures oil heating equipment
Neturen Co., Ltd.	408,800	3,726,277
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	304,300	3,003,255
Manufactures automobile-related products
Piolax, Inc.	139,000	3,517,191
Manufactures automobile-related products
Rinnai Corporation	51,100	4,888,153
Manufactures heating appliances and components
Shinpo Co., Ltd.	1,800	26,904
Manufactures smokeless roasters
Total Metal Products (4.3%)		16,990,779

Other Products
Fuji Seal International, Inc.	63,600	2,506,678
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	20,300	421,423
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	182,800	4,075,673
Manufactures rubber automobile parts
Pigeon Corporation	43,600	2,145,511
Manufactures baby care products
The Pack Corporation	189,000	6,597,268
Manufactures paper and chemical products
Total Other Products (4.0%)		15,746,553

Precision Instruments
Nakanishi Inc.	103,200	2,183,223
Manufactures dental instruments
Total Precision Instruments (0.6%)		2,183,223

Real Estate
Daibiru Corporation	170,400	1,824,371
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	269,500	3,036,585
Designs and constructs housing
Starts Corporation Inc.	76,400	1,960,596
Construction, leasing and management of real estate
Total Real Estate (1.7%)		6,821,552

Retail Trade
ABC-Mart, Inc.	103,100	6,353,661
Retail sales of shoes
AIN Holdings Inc.	2,700	191,225
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	222,700	10,426,260
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	26,500	5,718,267
Operates drug stores
Create SD Holdings Co., Ltd.	289,600	8,643,782
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	198,800	10,185,026
Operates supermarkets
Don Quijote Holdings Co., Ltd.	67,800	3,616,998
Operates discount stores
Hiday Hidaka Corp	114,133	2,751,496
Operates restaurant chains
Izumi Co., Ltd.	37,600	2,334,437
Operates shopping centers, real estate business and credit card services
JINS Inc.	30,700	1,716,851
Retail sales of eyewear and fashion accessories
Kura Corporation	14,200	1,078,845
Operates a sushi restaurant chain
Kusuri No Aoki Holdings Co., Ltd.	54,800	4,022,296
Operates drug stores
NAFCO Co., Ltd.	72,900	1,253,891
Operates chain of home and furniture retail outlets
Saint Marc Holdings Co., Ltd.	70,900	1,842,278
Operates restaurant chains
Saizeriya Co., Ltd.	422,300	9,757,336
Operates restaurants
San-A Co., Ltd.	147,300	7,492,357
Retail sales of home goods
Seria Co., Ltd.	56,300	2,723,859
Discount retail sales
Start Today Co., Ltd.	13,600	473,473
Operates retail E-commerce websites
Sundrug Co., Ltd.	24,500	1,115,480
Operates pharmacies and drug store chains
Yossix Co., Ltd.	12,100	405,671
Operates restaurant chains
Total Retail Trade (21.0%)		82,103,489

Services
EPS Holdings, Inc.	73,800	1,464,868
Performs contract medical research services
H.I.S. Co., Ltd.	110,100	3,807,726
Travel business
Nihon M&A Center Inc.	31,200	1,027,373
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	368,300	2,682,980
Provides maintenance and management of building facilities
Step Co., Ltd.	144,500	2,365,802
Operates preparatory schools
Tear Corporation	65,200	631,490
Funeral business
Total Services (3.1%)		11,980,239

Textiles and Apparel
Seiren Co., Ltd.	307,900	5,669,755
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.5%)		5,669,755

Transportation and Warehousing
Alps Logistics Co., Ltd.	242,300	2,028,081
General logistics services
Japan Transcity Corporation	836,300	3,892,272
General logistics services
Meiko Trans Co., Ltd.	381,900	4,562,988
Marine logistics services
Trancom Co., Ltd.	52,500	3,940,397
General logistics services
Total Transportation and Warehousing (3.7%)		14,423,738

Transportation Equipment
Hi-Lex Corporation	144,700	3,822,465
Manufactures control cables
Morita Holdings Corporation	72,900	1,470,472
Operates five business transportation segments
Nissin Kogyo Co., Ltd.	49,900	883,990
Manufactures automobile brake systems
Total Transportation Equipment (1.6%)		6,176,927

Utilities
Keiyo Gas Co., Ltd.	486,000	2,847,517
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	173,477	3,952,378
Produces thermal energy products
Total Utilities (1.7%)		6,799,895

Wholesale Trade
Ai Holdings Corporation	31,900	755,835
Information and security equipment
Kanaden Corporation	328,700	4,365,736
Factory automation business
Kohsoku Corporation	355,100	4,272,174
Food and industrial packaging materials
Kondotec Inc.	44,800	405,063
Manufactures construction materials
Matsuda Sangyo Co., Ltd.	368,300	5,786,023
Precious metals, electronic materials, and food
Nagaileben Co., Ltd.	6,300	165,265
Medical wear business
Paltac Corporation	39,900	2,359,796
Cosmetics and daily necessities
Ryoden Corporation	771,500	12,922,199
Purchases electronic and electrical devices
SIIX Corporation	627,100	12,049,410
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	266,600	4,879,820
Machine tools and measuring instruments
Techno Associe Co., Ltd.	387,400	4,439,849
Screws and nonferrous metal products
Total Wholesale Trade (13.3%)		52,401,170

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.9%)	$386,505,378

FOREIGN CURRENCY
Japanese Yen
Interest bearing account	$2,920,415
TOTAL FOREIGN CURRENCY (0.7%)	2,920,415

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.6%)	$389,425,793

OTHER ASSETS LESS LIABILITIES, NET (0.4%)	1,294,813

NET ASSETS (100%)	$390,720,606

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2018. Japanese Yen JPY ¥ 108.72 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of May 31, 2018, for federal income tax purposes, subject to change, the aggregate cost of securities was $335,552,245 and net unrealized appreciation was $50,953,133, comprised of gross unrealized appreciation of $53,635,801 and gross unrealized depreciation of $2,682,668. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.'s (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States generally accepted accounting principles ("U.S. GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

At May 31, 2018, all of the Fund's investments were determined to be Level 1 securities.
During the quarter ended May 31, 2018, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended May 31, 2018, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  July 27, 2018

By:   /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  July 27, 2018